Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	Edison International
Entity Central Index Key	0000827052
Amendment Flag	false
EBP 002
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	Edison International
Entity Central Index Key	0000827052
Amendment Flag	false
Entity tax identification number	95-1240335